Subsidiary Entities and Subsidiary Companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Proportion of ownership interest held	100.00%
PMI CIM
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	98.33%
COMESA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	60.00%